Significant Accounting Policies Significant Accounting Policies (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Cumulative foreign currency translation adjustments	$ 0	$ 9,722
Translation adjustment recorded as divestiture of business	0	(9,722)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(702)	(428)
Pension and postemployment benefits	(1,839)	(2,392)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (2,541)	$ (2,820)